ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 134,132	$ 6,273,276
Less: Allowance for doubtful accounts	0	(3,320,983)
Accounts receivable, net	$ 134,132	$ 2,952,293